Trade Payables - Summary of Trade Payables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Trade and other payables [abstract]
Trade payables to associated companies and joint ventures	kr 293		kr 286
Trade payables, excluding associated companies and joint ventures	29,590		26,034
Total	kr 29,883	kr 26,320	kr 26,320	kr 25,844	kr 22,389